FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff    Milwaukee, Wisconsin    4-7-05
------------------  ----------------------  ---------
   (Signature)          (City/State)         (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total:     $258,725
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


                                          SADOFF INVESTMENT MANAGEMENT LLC
                                                      FORM 13F
                                                      31-Mar-05

                                 Title                                                          Voting Authority
                                  of              Value     Shares/  Sh/  Put/  Invstmt  Other  ----------------
Name of Issuer                   class  CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Mgrs    Sole    Shared  None
---------------                  -----  --------- --------  -------  ---  ----  -------  -----  -------  ------  ----
BAUSCH & LOMB INC.               COM    071707103     6,898  94,100  SH         Sole              94,100
BIOMET INC.                      COM    090613100     5,026 138,470  SH         Sole             138,470
BROWN SHOE CO.                   COM    115736100     4,319 126,033  SH         Sole             126,033
C.R. BARD INC.                   COM    067383109    11,967 175,778  SH         Sole             175,778
CATERPILLAR INC.                 COM    149123101     7,513  82,160  SH         Sole              82,160
CITIZENS BANKING                 COM    174420109       264   9,000  SH         Sole               9,000
CRANE COMPANY                    COM    224399105     4,333 150,500  SH         Sole             150,500
CUMMINS INC.                     COM    231021106     6,381  90,700  SH         Sole              90,700
DOMINION RESOURCES               COM    25746U109       210   2,817  SH         Sole               2,817
DOW CHEMICAL                     COM    260543103     6,588 132,150  SH         Sole             132,150
EATON CORP.                      COM    278058102     8,339 127,500  SH         Sole             127,500
EATON VANCE INSURED MUNI         COM    27827X101       911  65,800  SH         Sole              65,800
EXELON CORPORATION               COM    30161N101       493  10,742  SH         Sole              10,742
EXXON MOBIL CORP.                COM    30231G102       582   9,769  SH         Sole               9,769
FOOT LOCKER INC.                 COM    344849104     5,662 193,253  SH         Sole             193,253
GANNETT INC.                     COM    364730101     6,524  82,498  SH         Sole              82,498
GENERAL ELEC CO.                 COM    369604103       310   8,587  SH         Sole               8,587
GENERAL MILLS                    COM    370334104    11,572 235,440  SH         Sole             235,440
GREAT LAKES CHEM                 COM    390568103     7,160 222,900  SH         Sole             222,900
HERSHEY FOODS                    COM    427866108     2,589  42,820  SH         Sole              42,820
HOME DEPOT                       COM    437076102       241   6,301  SH         Sole               6,301
IDEX CORP.                       COM    45167R104     6,699 166,024  SH         Sole             166,024
JC PENNEY                        COM    708160106    10,751 207,059  SH         Sole             207,059
JOHNSON & JOHNSON                COM    478160104       281   4,188  SH         Sole               4,188
KELLOGG CO.                      COM    487836108    12,971 299,776  SH         Sole             299,776
KNIGHT RIDDER                    COM    499040103     3,854  57,311  SH         Sole              57,311
LEE ENTERPRISES                  COM    523768109     3,283  75,650  SH         Sole              75,650
LENNAR CORP.                     COM    526057104     6,280 110,806  SH         Sole             110,806
MANDALAY RESORT                  COM    562567107       293   4,150  SH         Sole               4,150
MARSHALL & ILSLEY                COM    571834100       257   6,150  SH         Sole               6,150
MAY DEPT STORES                  COM    577778103     9,943 268,592  SH         Sole             268,592
MCCORMICK & CO.                  COM    579780206    10,630 308,728  SH         Sole             308,728
MORGAN STANLEY INSURED MUNI      COM    61745P866       418  31,100  SH         Sole              31,100
MOTOROLA INCORPORATED            COM    620076109       689  46,000  SH         Sole              46,000
MSDW QUALITY MUNI INCOME         COM    61745P734       404  30,500  SH         Sole              30,500
MUNIYIELD INSURED                COM    62630E107     1,024  72,146  SH         Sole              72,146
MUNIYIELD QUALITY FUND INC       COM    626302103       192  13,500  SH         Sole              13,500
NEIMAN MARCUS                    COM    640204202     7,773  84,939  SH         Sole              84,939
NIKE INC.                        COM    654106103     9,203 110,464  SH         Sole             110,464
NORDSTROM INC.                   COM    655664100     9,978 180,178  SH         Sole             180,178
NUVEEN INSD DIVID ADVANTAGE MU   COM    67071L106       146  10,500  SH         Sole              10,500
NUVEEN INSURED MUNI OPPORTUNIT   COM    670984103     1,075  73,096  SH         Sole              73,096
NUVEEN INSURED PREMIUM MUNI      COM    6706D8104       510  39,300  SH         Sole              39,300
NUVEEN INSURED QUALITY MUNI      COM    67062N103       484  32,700  SH         Sole              32,700
PROGRESS ENERGY                  COM    743263105       918  21,878  SH         Sole              21,878
PULTE HOMES INC.                 COM    745867101     7,300  99,139  SH         Sole              99,139
REEBOK INTL                      COM    758110100     6,476 146,184  SH         Sole             146,184
RPM INCORPORATED                 COM    749685103     3,903 213,525  SH         Sole             213,525
SAKS INC.                        COM    79377W108     4,203 232,845  SH         Sole             232,845
SMUCKERS JM                      COM    832696405     6,752 134,233  SH         Sole             134,233
SOUTHERN CO.                     COM    842587107       528  16,596  SH         Sole              16,596
ST JUDE MEDICAL                  COM    790849103     9,291 258,096  SH         Sole             258,096
TOLL BROTHERS                    COM    889478103     9,281 117,703  SH         Sole             117,703
VARIAN MEDICAL                   COM    92220P105     3,900 113,778  SH         Sole             113,778
WASHINGTON POST                  COM    939640108     3,410   3,814  SH         Sole               3,814
WELLPOINT INC.                   COM    94973V107       411   3,275  SH         Sole               3,275
WISCONSIN ENERGY                 COM    976657106       466  13,132  SH         Sole              13,132
WPS RESOURCES                    COM    92931B106       333   6,300  SH         Sole               6,300
WRIGLEY WM JR CO.                COM    982526105     6,533  99,641  SH         Sole              99,641
REPORT SUMMARY                    59                258,725